UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

May 31, 2016

MBSCEN-QTLY-0716
1.850080.109

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 4.5%
	Principal Amount	Value
U.S. Treasury Obligations - 4.5%
U.S. Treasury Notes 1.375% 8/31/20(a)(b)
(Cost $302,083,723)	300,000,000	300,808,500

U.S. Government Agency - Mortgage Securities - 99.0%
Fannie Mae - 55.6%
2.005% 1/1/35 (c)	5,427	5,612
2.029% 1/1/35 (c)	461,064	476,759
2.099% 10/1/33 (c)	3,704	3,823
2.133% 2/1/33 (c)	3,129	3,232
2.15% 7/1/35 (c)	35,906	37,225
2.174% 3/1/35 (c)	41,162	42,609
2.23% 7/1/34 (c)	56,950	59,341
2.24% 12/1/34 (c)	19,330	20,173
2.25% 10/1/34 (c)	2,473	2,545
2.302% 6/1/36 (c)	76,521	80,101
2.303% 10/1/33 (c)	30,829	31,911
2.305% 12/1/34 (c)	96,670	100,041
2.315% 1/1/35 (c)	324,172	337,535
2.315% 9/1/36 (c)	137,706	144,193
2.317% 5/1/36 (c)	317,594	333,335
2.361% 9/1/36 (c)	127,837	134,081
2.453% 5/1/35 (c)	398,336	418,608
2.5% 9/1/22 to 8/1/43	97,010,010	99,028,163
2.509% 4/1/37 (c)	172,007	179,217
2.534% 5/1/36 (c)	255,485	269,495
2.545% 11/1/36 (c)	153,837	161,841
2.55% 3/1/33 (c)	164,169	171,527
2.557% 10/1/33 (c)	178,585	188,856
2.557% 6/1/42 (c)	478,553	496,430
2.564% 6/1/47 (c)	257,570	271,556
2.615% 7/1/35 (c)	194,657	204,530
2.627% 3/1/40 (c)	690,333	728,180
2.68% 6/1/36 (c)	578,215	611,947
2.685% 12/1/39 (c)	421,988	446,234
2.689% 2/1/42 (c)	2,572,709	2,684,820
2.69% 3/1/37 (c)	46,613	48,842
2.757% 1/1/42 (c)	2,038,263	2,121,900
2.758% 7/1/34 (c)	360,458	382,589
2.78% 9/1/37 (c)	57,132	60,775
2.833% 3/1/35 (c)	107,037	113,085
2.835% 9/1/35 (c)	153,734	161,518
2.874% 7/1/43 (c)	11,856,348	12,329,333
2.951% 11/1/40 (c)	287,329	302,521
2.98% 9/1/41 (c)	327,001	341,979
2.991% 10/1/41 (c)	146,070	152,469
3% 12/1/26 to 5/1/46	473,255,711	486,790,205
3% 6/1/31 (d)	17,100,000	17,822,444
3% 6/1/46 (d)	192,800,000	197,375,819
3% 7/1/46 (d)	192,800,000	196,961,588
3.007% 8/1/41 (c)	1,792,464	1,876,067
3.248% 7/1/41 (c)	482,133	506,692
3.347% 9/1/41 (c)	553,486	588,774
3.358% 10/1/41 (c)	243,932	255,709
3.468% 12/1/40 (c)	20,495,869	21,509,053
3.5% 1/1/25 to 5/1/46	1,043,616,917	1,098,809,984
3.5% 6/1/46 (d)	38,900,000	40,705,419
3.5% 6/1/46 (d)	53,300,000	55,773,749
3.5% 6/1/46 (d)	53,100,000	55,564,467
3.557% 7/1/41 (c)	624,676	658,336
4% 9/1/24 to 4/1/46	673,867,463	723,879,338
4.5% 4/1/21 to 9/1/45	269,273,474	294,743,680
4.5% 6/1/46 (d)	200,000	217,793
5% 3/1/18 to 3/1/45	227,301,181	254,259,722
5.204% 7/1/37 (c)	70,224	74,613
5.255% 8/1/41	4,412,831	4,932,138
5.5% 12/1/17 to 9/1/41	97,459,467	110,338,635
6% 2/1/17 to 1/1/42	23,918,727	27,560,917
6.5% 6/1/16 to 4/1/37	3,548,791	4,048,123
7% 9/1/21 to 7/1/37	2,778,419	3,257,721
7.5% 12/1/22 to 2/1/32	1,204,883	1,427,063
8% 12/1/17 to 3/1/37	25,583	31,206
8.5% 12/1/16 to 8/1/23	2,835	3,245
9.5% 6/1/18 to 2/1/25	24,301	25,925
		3,723,687,356
Freddie Mac - 22.1%
1.773% 8/1/37 (c)	64,178	65,409
2.153% 1/1/36 (c)	148,556	153,704
2.175% 6/1/37 (c)	53,380	55,576
2.2% 3/1/37 (c)	31,098	32,183
2.207% 5/1/37 (c)	93,011	97,097
2.218% 2/1/37 (c)	322,837	335,623
2.232% 3/1/36 (c)	317,160	328,799
2.24% 12/1/35 (c)	468,818	486,500
2.285% 8/1/37 (c)	141,058	147,351
2.32% 3/1/35 (c)	125,418	129,253
2.356% 10/1/42 (c)	2,053,552	2,176,499
2.363% 6/1/33 (c)	382,748	400,442
2.368% 11/1/35 (c)	290,081	302,336
2.47% 3/1/36 (c)	313,454	326,544
2.489% 4/1/36 (c)	337,842	356,291
2.51% 6/1/37 (c)	44,890	47,272
2.54% 6/1/37 (c)	468,575	494,925
2.563% 5/1/37 (c)	125,579	132,865
2.626% 10/1/36 (c)	561,118	587,728
2.634% 10/1/35 (c)	226,139	237,081
2.636% 6/1/33 (c)	1,087,327	1,147,489
2.668% 4/1/37 (c)	90,697	95,576
2.67% 6/1/36 (c)	119,913	126,884
2.703% 6/1/37 (c)	90,788	95,518
2.763% 3/1/35 (c)	1,818,607	1,931,842
2.795% 7/1/36 (c)	131,836	140,201
2.845% 4/1/37 (c)	15,515	16,434
2.918% 3/1/33 (c)	3,801	4,013
3% 8/1/42 to 8/1/45	128,366,626	131,759,264
3% 6/1/46 (d)	131,100,000	134,155,128
3.063% 9/1/41 (c)	2,998,806	3,135,624
3.075% 12/1/36 (c)	576,831	613,607
3.205% 9/1/41 (c)	355,963	373,818
3.216% 4/1/41 (c)	386,093	404,389
3.29% 6/1/41 (c)	384,281	404,086
3.292% 7/1/41 (c)	1,828,186	1,917,707
3.391% 10/1/35 (c)	70,996	75,522
3.429% 12/1/40 (c)	10,074,481	10,558,493
3.433% 5/1/41 (c)	284,231	298,455
3.5% 6/1/27 to 5/1/46(e)	541,574,388	569,711,462
3.5% 6/1/46 (d)	21,600,000	22,583,089
3.632% 6/1/41 (c)	569,210	599,102
3.703% 5/1/41 (c)	455,030	479,282
4% 6/1/33 to 4/1/46	386,555,871	414,904,680
4.5% 6/1/25 to 1/1/45	69,667,041	76,273,691
5% 6/1/20 to 7/1/41	52,674,540	59,078,821
5.144% 4/1/38 (c)	385,888	409,086
5.5% 10/1/17 to 4/1/41	23,313,113	26,215,690
6% 7/1/16 to 12/1/37	4,464,894	5,103,065
6.5% 6/1/16 to 9/1/39	8,376,333	9,690,591
7% 6/1/21 to 9/1/36	2,558,803	3,015,206
7.5% 6/1/26 to 6/1/32	48,324	57,489
8% 7/1/16 to 1/1/37	85,680	104,441
8.5% 5/1/17 to 9/1/29	79,205	93,835
9% 5/1/17 to 10/1/20	130	138
9.5% 5/1/21 to 7/1/21	510	559
10% 11/15/18 to 11/1/20	194	211
11% 7/1/19 to 9/1/20	60	66
		1,482,468,032
Ginnie Mae - 21.3%
3% 5/15/42 to 5/15/45	97,831,997	101,413,106
3% 6/1/46 (d)	94,500,000	97,762,830
3% 6/1/46 (d)	61,900,000	64,037,240
3% 6/1/46 (d)	55,800,000	57,726,623
3% 6/1/46 (d)	3,700,000	3,827,751
3.5% 11/15/40 to 5/20/46	469,189,037	496,935,260
3.5% 6/1/46 (d)	79,000,000	83,379,728
3.5% 6/1/46 (d)	38,600,000	40,739,969
4% 2/15/39 to 11/20/45	225,535,963	242,707,609
4% 6/1/46	2,100,000	2,239,615
4.5% 6/20/33 to 8/15/41	148,502,912	162,669,053
5% 12/15/32 to 9/15/41	45,479,610	51,217,403
5.5% 4/15/29 to 9/15/39	7,075,368	8,059,079
6% 10/15/30 to 5/15/40	7,197,538	8,308,790
6.5% 3/20/31 to 11/15/37	745,362	871,477
7% 10/15/22 to 3/15/33	2,517,802	3,004,784
7.5% 1/15/17 to 9/15/31	1,155,468	1,355,051
8% 8/15/16 to 11/15/29	408,127	476,853
8.5% 4/15/17 to 1/15/31	69,196	83,648
9% 8/15/19 to 1/15/23	2,849	3,130
9.5% 12/15/20 to 2/15/25	1,161	1,282
10.5% 10/20/17 to 1/20/18	2,051	2,136
11% 9/20/17 to 9/20/19	1,241	1,378
		1,426,823,795
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,560,629,083)		6,632,979,183

Collateralized Mortgage Obligations - 8.5%
U.S. Government Agency - 8.5%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1.246% 2/25/32 (c)	53,053	53,656
Series 2002-39 Class FD, 1.4362% 3/18/32 (c)	87,087	88,591
Series 2002-60 Class FV, 1.446% 4/25/32 (c)	112,092	114,228
Series 2002-63 Class FN, 1.446% 10/25/32 (c)	151,944	154,777
Series 2002-7 Class FC, 1.196% 1/25/32 (c)	55,977	57,071
Series 2002-94 Class FB, 0.846% 1/25/18 (c)	46,860	46,935
Series 2003-118 Class S, 7.654% 12/25/33 (c)(f)(g)	1,756,514	406,336
Series 2006-104 Class GI, 6.234% 11/25/36 (c)(f)(g)	1,311,481	267,098
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	83,598	91,089
Series 1993-207 Class H, 6.5% 11/25/23	1,011,735	1,126,505
Series 1996-28 Class PK, 6.5% 7/25/25	326,289	363,626
Series 1999-17 Class PG, 6% 4/25/29	866,636	946,785
Series 1999-32 Class PL, 6% 7/25/29	779,338	852,840
Series 1999-33 Class PK, 6% 7/25/29	510,687	559,655
Series 2001-52 Class YZ, 6.5% 10/25/31	62,486	72,742
Series 2003-28 Class KG, 5.5% 4/25/23	580,514	627,754
Series 2004-21 Class QE, 4.5% 11/25/32	68,150	69,142
Series 2005-102 Class CO, 11/25/35 (h)	472,706	437,696
Series 2005-73 Class SA, 16.3904% 8/25/35 (c)(g)	177,396	228,231
Series 2005-81 Class PC, 5.5% 9/25/35	775,565	893,897
Series 2006-105 Class MD, 5.5% 6/25/35	128,748	129,751
Series 2006-12 Class BO, 10/25/35 (h)	2,044,642	1,928,449
Series 2006-37 Class OW, 5/25/36 (h)	219,699	200,866
Series 2006-45 Class OP, 6/25/36 (h)	621,934	558,257
Series 2006-62 Class KP, 4/25/36 (h)	922,396	854,352
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	168,070	197,871
Series 1999-25 Class Z, 6% 6/25/29	668,391	759,221
Series 2001-20 Class Z, 6% 5/25/31	909,605	995,189
Series 2001-31 Class ZC, 6.5% 7/25/31	475,986	548,992
Series 2002-16 Class ZD, 6.5% 4/25/32	241,804	281,696
Series 2002-74 Class SV, 7.104% 11/25/32 (c)(f)	1,141,151	218,799
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,752,261
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	3,231,453	410,088
Series 06-116 Class SG, 6.194% 12/25/36 (c)(f)(g)	831,460	161,653
Series 07-40 Class SE, 5.994% 5/25/37 (c)(f)(g)	552,194	92,637
Series 1993-165 Class SH, 18.5383% 9/25/23 (c)(g)	40,638	54,597
Series 2003-21 Class SK, 7.654% 3/25/33 (c)(f)(g)	142,336	28,833
Series 2003-35 Class TQ, 7.054% 5/25/18 (c)(f)(g)	49,213	2,325
Series 2005-72 Class ZC, 5.5% 8/25/35	5,721,481	6,430,051
Series 2007-57 Class SA, 37.944% 6/25/37 (c)(g)	422,762	893,899
Series 2007-66:
Class SA, 36.924% 7/25/37 (c)(g)	632,196	1,272,864
Class SB, 36.924% 7/25/37 (c)(g)	282,162	545,797
Series 2008-12 Class SG, 5.904% 3/25/38 (c)(f)(g)	3,636,777	656,580
Series 2009-114 Class AI, 5% 12/25/23 (f)	423,434	10,648
Series 2009-16 Class SA, 5.804% 3/25/24 (c)(f)(g)	137,281	2,483
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	216,461	7,062
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	327,315	21,874
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	496,728	31,887
Series 2010-112 Class SG, 5.914% 6/25/21 (c)(f)(g)	394,384	23,310
Series 2010-12 Class AI, 5% 12/25/18 (f)	1,007,448	36,394
Series 2010-135 Class LS, 5.604% 12/25/40 (c)(f)(g)	3,334,253	574,541
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	3,294,054	413,521
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	299,380	15,091
Series 2010-23:
Class AI, 5% 12/25/18 (f)	401,557	13,812
Class HI, 4.5% 10/25/18 (f)	304,808	10,867
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	920,087	30,330
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	1,092,818	67,455
Series 2011-39 Class ZA, 6% 11/25/32	2,247,005	2,566,440
Series 2011-67 Class AI, 4% 7/25/26 (f)	1,001,787	104,434
Series 2011-83 Class DI, 6% 9/25/26 (f)	1,534,507	184,814
Series 2013-N1 Class A, 6.274% 6/25/35 (c)(f)(g)	2,688,536	639,448
Series 2015-42 Class LS, 5.754% 6/25/45 (c)(f)(g)	15,206,876	2,683,916
Series 2015-70 Class JC, 3% 10/25/45	17,580,578	18,254,540
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (f)	140,598	4,756
Class 5, 5.5% 7/25/33 (f)	488,486	107,360
Series 343 Class 16, 5.5% 5/25/34 (f)	408,203	68,001
Series 348 Class 14, 6.5% 8/25/34 (c)(f)	296,486	64,567
Series 351:
Class 12, 5.5% 4/25/34 (c)(f)	199,166	35,371
Class 13, 6% 3/25/34 (f)	260,990	52,450
Series 359 Class 19, 6% 7/25/35 (c)(f)	181,094	31,888
Series 384 Class 6, 5% 7/25/37 (f)	2,317,729	453,261
Freddie Mac:
floater:
Series 2412 Class FK, 1.2345% 1/15/32 (c)	44,175	44,669
Series 2423 Class FA, 1.3345% 3/15/32 (c)	58,178	59,067
Series 2424 Class FM, 1.4345% 3/15/32 (c)	63,467	64,687
Series 2432:
Class FE, 1.3345% 6/15/31 (c)	107,252	108,943
Class FG, 1.3345% 3/15/32 (c)	35,130	35,663
Series 3346 Class FA, 0.6645% 2/15/19 (c)	211,490	211,602
floater target amortization class Series 3366 Class FD, 0.6845% 5/15/37 (c)	2,457,973	2,444,765
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (h)	1,742,761	1,560,228
Series 2095 Class PE, 6% 11/15/28	957,340	1,050,398
Series 2101 Class PD, 6% 11/15/28	92,311	100,821
Series 2121 Class MG, 6% 2/15/29	379,884	415,449
Series 2131 Class BG, 6% 3/15/29	2,597,424	2,848,593
Series 2137 Class PG, 6% 3/15/29	418,317	457,972
Series 2154 Class PT, 6% 5/15/29	665,550	727,792
Series 2162 Class PH, 6% 6/15/29	157,783	172,077
Series 2425 Class JH, 6% 3/15/17	26,276	26,686
Series 2520 Class BE, 6% 11/15/32	891,971	978,677
Series 2585 Class KS, 7.1656% 3/15/23 (c)(f)(g)	57,517	6,977
Series 2693 Class MD, 5.5% 10/15/33	2,348,895	2,649,083
Series 2802 Class OB, 6% 5/15/34	1,680,824	1,882,120
Series 2937 Class KC, 4.5% 2/15/20	1,854,260	1,918,747
Series 2962 Class BE, 4.5% 4/15/20	1,964,751	2,047,648
Series 3002 Class NE, 5% 7/15/35	2,433,086	2,669,680
Series 3110 Class OP, 9/15/35 (h)	1,150,671	1,079,690
Series 3119 Class PO, 2/15/36 (h)	1,958,046	1,777,865
Series 3121 Class KO, 3/15/36 (h)	375,129	338,636
Series 3123 Class LO, 3/15/36 (h)	1,117,846	1,013,200
Series 3145 Class GO, 4/15/36 (h)	1,097,980	1,041,977
Series 3189 Class PD, 6% 7/15/36	2,483,788	2,804,719
Series 3225 Class EO, 10/15/36 (h)	662,694	594,563
Series 3258 Class PM, 5.5% 12/15/36	1,085,328	1,216,891
Series 3415 Class PC, 5% 12/15/37	916,902	997,004
Series 3786 Class HI, 4% 3/15/38 (f)	2,966,638	287,669
Series 3806 Class UP, 4.5% 2/15/41	6,029,206	6,470,427
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,898,360
sequential payer:
Series 2135 Class JE, 6% 3/15/29	179,367	196,171
Series 2274 Class ZM, 6.5% 1/15/31	208,834	240,627
Series 2281 Class ZB, 6% 3/15/30	517,327	563,643
Series 2303 Class ZV, 6% 4/15/31	231,354	253,927
Series 2357 Class ZB, 6.5% 9/15/31	1,558,537	1,822,884
Series 2502 Class ZC, 6% 9/15/32	455,103	502,056
Series 2519 Class ZD, 5.5% 11/15/32	779,999	846,579
Series 2546 Class MJ, 5.5% 3/15/23	365,029	388,488
Series 2601 Class TB, 5.5% 4/15/23	174,101	190,097
Series 2998 Class LY, 5.5% 7/15/25	485,615	530,332
Series 06-3115 Class SM, 6.1656% 2/15/36 (c)(f)(g)	734,739	129,820
Series 2013-4281 Class AI, 4% 12/15/28 (f)	10,632,171	1,087,488
Series 2844:
Class SC, 43.9761% 8/15/24 (c)(g)	22,800	37,729
Class SD, 80.8021% 8/15/24 (c)(g)	33,543	75,508
Series 2935 Class ZK, 5.5% 2/15/35	6,551,622	7,442,169
Series 2947 Class XZ, 6% 3/15/35	2,766,352	3,138,120
Series 3055 Class CS, 6.1556% 10/15/35 (c)(f)	1,015,801	185,690
Series 3244 Class SG, 6.2256% 11/15/36 (c)(f)(g)	2,418,759	538,764
Series 3284 Class CI, 5.6856% 3/15/37 (c)(f)	5,777,518	1,094,134
Series 3287 Class SD, 6.3156% 3/15/37 (c)(f)(g)	3,700,506	774,541
Series 3297 Class BI, 6.3256% 4/15/37 (c)(f)(g)	5,458,259	1,148,144
Series 3336 Class LI, 6.1456% 6/15/37 (c)(f)	1,831,741	288,272
Series 3772 Class BI, 4.5% 10/15/18 (f)	1,109,445	43,619
Series 3949 Class MK, 4.5% 10/15/34	1,737,242	1,876,041
Series 4471 Class PA 4% 12/15/40	23,426,670	24,836,630
target amortization class Series 2156 Class TC, 6.25% 5/15/29	536,507	591,354
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.3345% 2/15/24 (c)	217,524	219,859
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	373,001	408,727
Series 2056 Class Z, 6% 5/15/28	755,407	826,886
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	16,243,590	17,812,609
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.2556% 6/16/37 (c)(f)(g)	1,060,128	175,658
Series 2010-H03 Class FA, 0.987% 3/20/60 (c)(i)	12,154,500	12,104,641
Series 2010-H17 Class FA, 0.767% 7/20/60 (c)(i)	1,305,432	1,288,265
Series 2010-H18 Class AF, 0.7374% 9/20/60 (c)(i)	1,599,237	1,576,730
Series 2010-H19 Class FG, 0.7374% 8/20/60 (c)(i)	1,822,371	1,797,219
Series 2010-H27 Series FA, 0.8174% 12/20/60 (c)(i)	3,133,560	3,097,780
Series 2011-H05 Class FA, 0.9374% 12/20/60 (c)(i)	5,068,711	5,038,105
Series 2011-H07 Class FA, 0.9374% 2/20/61 (c)(i)	9,752,194	9,696,664
Series 2011-H12 Class FA, 0.9274% 2/20/61 (c)(i)	12,869,709	12,791,103
Series 2011-H13 Class FA, 0.9374% 4/20/61 (c)(i)	4,872,560	4,843,736
Series 2011-H14:
Class FB, 0.9374% 5/20/61 (c)(i)	5,827,915	5,789,298
Class FC, 0.9374% 5/20/61 (c)(i)	5,095,619	5,063,638
Series 2011-H17 Class FA, 0.9674% 6/20/61 (c)(i)	6,748,899	6,717,204
Series 2011-H20 Class FA, 0.9874% 9/20/61 (c)(i)	14,434,691	14,368,590
Series 2011-H21 Class FA, 1.0374% 10/20/61 (c)(i)	7,478,603	7,459,865
Series 2012-H01 Class FA, 1.1374% 11/20/61 (c)(i)	6,405,206	6,411,627
Series 2012-H03 Class FA, 1.1374% 1/20/62 (c)(i)	4,095,160	4,099,297
Series 2012-H06 Class FA, 1.0674% 1/20/62 (c)(i)	6,258,331	6,248,866
Series 2012-H07 Class FA, 1.0674% 3/20/62 (c)(i)	3,732,445	3,727,393
Series 2012-H23 Class WA, 0.9574% 10/20/62 (c)(i)	198,429	197,260
Series 2012-H26, Class CA, 0.9674% 7/20/60 (c)(i)	13,455,725	13,421,053
Series 2013-H07 Class BA, 0.7974% 3/20/63 (c)(i)	245,377	242,230
Series 2014-H03 Class FA, 1.0374% 1/20/64 (c)(i)	5,940,516	5,924,174
Series 2014-H05 Class FB, 1.0374% 12/20/63 (c)(i)	15,577,010	15,529,877
Series 2014-H11 Class BA, 0.9374% 6/20/64 (c)(i)	4,960,812	4,927,701
Series 2015-H07 Class FA, 0.3% 3/20/65 (c)(i)	23,616,951	23,516,737
Series 2015-H13 Class FL, 0.7174% 5/20/63 (c)(i)	33,625,990	33,491,153
Series 2015-H19 Class FA, 0.6374% 4/20/63 (c)(i)	28,991,166	28,841,853
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	897,648	1,028,434
Series 1997-8 Class PE, 7.5% 5/16/27	378,208	448,462
Series 2011-136 Class WI, 4.5% 5/20/40 (f)	2,375,245	240,732
sequential payer Series 2004-24 Class ZM, 5% 4/20/34	3,631,998	4,007,273
Series 2004-32 Class GS, 6.0656% 5/16/34 (c)(f)(g)	565,660	116,464
Series 2004-73 Class AL, 6.7656% 8/17/34 (c)(f)(g)	683,874	167,912
Series 2007-35 Class SC, 37.5933% 6/16/37 (c)(g)	45,173	88,081
Series 2010-14 Class SN, 5.5156% 2/16/40 (c)(f)(g)	4,448,879	831,779
Series 2010-98 Class HS, 6.1616% 8/20/40 (c)(f)	3,256,837	577,706
Series 2010-H10 Class FA, 0.767% 5/20/60 (c)(i)	4,160,797	4,107,231
Series 2011-94 Class SA, 5.6616% 7/20/41 (c)(f)(g)	3,216,202	511,888
Series 2012-76 Class GS, 6.2656% 6/16/42 (c)(f)(g)	2,258,726	473,681
Series 2012-97 Class JS, 5.8156% 8/16/42 (c)(f)(g)	7,199,632	1,282,797
Series 2013-124:
Class ES, 8.0821% 4/20/39 (c)(g)	6,267,777	6,827,023
Class ST, 8.2154% 8/20/39 (c)(g)	11,846,739	13,530,248
Series 2013-147 Class A/S, 5.7116% 10/20/43 (c)(f)	5,902,244	919,263
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	57,912,613	58,787,968
Series 2015-H17:
Class GZ, 4.4482% 5/20/65 (c)(i)	741,979	822,061
Class HA, 2.5% 5/20/65 (i)	24,722,050	25,103,640
Series 2015-H21 Class HA, 2.5% 6/20/63 (i)	1,326,837	1,345,312
Ginnie Mae pass thru certificates:
Series 2010-85 Class SE, 6.1116% 7/20/40 (c)(f)	3,661,115	640,977
Series BC-JN4 Class BA, 1.19% 7/20/56 (c)(d)(i)	39,693,000	39,693,000
		569,978,105
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $567,442,541)		569,978,105

Commercial Mortgage Securities - 1.1%
Freddie Mac:
sequential payer:
Series K035 Class A2, 3.458% 8/25/23	5,084,000	5,525,473
Series K037 Class A2, 3.49% 1/25/24	3,950,000	4,305,456
Series K036 Class A2, 3.527% 10/25/23	13,325,000	14,549,690
Series K721 Class A2, 3.09% 8/25/22	38,400,000	40,937,925
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series K038 Class A2, 3.389% 3/25/24	8,171,000	8,865,523
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $71,623,943)		74,184,067
	Shares	Value

Money Market Funds - 3.2%
Fidelity Cash Central Fund, 0.40% (j)
(Cost $215,527,565)	215,527,565	215,527,565
TOTAL INVESTMENT PORTFOLIO - 116.3%
(Cost $7,717,306,855)		7,793,477,420
NET OTHER ASSETS (LIABILITIES) - (16.3)%		(1,095,004,434)
NET ASSETS - 100%		$6,698,472,986

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 6/1/46	$(192,800,000)	$(197,375,819)
3.5% 6/1/46	(34,100,000)	(35,682,642)
4% 6/1/46	(8,000,000)	(8,541,084)

TOTAL FANNIE MAE		(241,599,545)

Freddie Mac
3.5% 6/1/46	(21,600,000)	(22,583,089)
Ginnie Mae
3% 6/1/46	(3,700,000)	(3,827,751)
3% 6/1/46	(3,700,000)	(3,827,751)
3% 6/1/46	(400,000)	(413,811)
3.5% 6/1/46	(1,800,000)	(1,899,791)

TOTAL GINNIE MAE		(9,969,104)

TOTAL TBA SALE COMMITMENTS
(Proceeds $274,237,305)		$(274,151,738)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Sold
Treasury Contracts
260 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Sept. 2016	33,718,750	$(10,015)
138 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Sept. 2016	30,071,063	(11,050)
2,494 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2016	300,643,906	858,949
142 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Sept. 2016	23,190,375	(33,587)
TOTAL FUTURES CONTRACTS			$804,297

The face value of futures sold as a percentage of Net Assets is 5.7%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Jun. 2021	USD 73,450,000	3-month LIBOR	2%	$(331,129)	$0	$(331,129)
LCH	Jun. 2026	USD 43,300,000	3-month LIBOR	2.25%	(523,275)	0	(523,275)
LCH	Jun. 2046	USD 14,050,000	3-month LIBOR	2.5%	(72,958)	0	(72,958)

TOTAL INTEREST RATE SWAPS					$(927,362)	$0	$(927,362)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,046,187.

 (b) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $778,091.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $7,070,118.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,329
Total	$2,329

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$300,808,500	$--	$300,808,500	$--
U.S. Government Agency - Mortgage Securities	6,632,979,183	--	6,632,979,183	--
Collateralized Mortgage Obligations	569,978,105	--	569,978,105	--
Commercial Mortgage Securities	74,184,067	--	74,184,067	--
Money Market Funds	215,527,565	215,527,565	--	--
Total Investments in Securities:	$7,793,477,420	$215,527,565	$7,577,949,855	$--
Derivative Instruments:
Assets
Futures Contracts	$858,949	$858,949	$--	$--
Total Assets	$858,949	$858,949	$--	$--
Liabilities
Futures Contracts	$(54,652)	$(54,652)	$--	$--
Swaps	(927,362)	--	(927,362)	--
Total Liabilities	$(982,014)	$(54,652)	$(927,362)	$--
Total Derivative Instruments:	$(123,065)	$804,297	$(927,362)	$--
Other Financial Instruments:
TBA Sale Commitments	$(274,151,738)	$--	$(274,151,738)	$--
Total Other Financial Instruments:	$(274,151,738)	$--	$(274,151,738)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Collateralized mortgage obligations, commercial mortgage securities, U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $7,716,921,774. Net unrealized appreciation aggregated $76,555,646, of which $87,627,435 related to appreciated investment securities and $11,071,789 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016